CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	3 Months Ended		12 Months Ended		102 Months Ended	105 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
INCOME
Collaboration income	$ 1,041,667	$ 0				$ 1,041,667
Grant income	0	233,291	503,233	1,898,764	4,180,970	4,180,970
TOTAL INCOME	1,041,667	233,291				5,222,637
OPERATING EXPENSES
Research and development	1,374,757	1,191,154	5,197,178	2,634,222	11,499,595	12,874,352
General and administrative	852,347	474,429	2,208,955	1,364,582	6,953,667	7,806,014
TOTAL OPERATING EXPENSES	2,227,104	1,665,583	7,406,133	3,998,804	18,453,262	20,680,366
LOSS FROM OPERATIONS	(1,185,437)	(1,432,292)	(6,902,900)	(2,100,040)	(14,272,292)	(15,457,729)
OTHER INCOME (EXPENSE)
Investment income (loss)	153	18,889	(11,890)	28,785	150,891	151,044
Interest expense	(25,327)	(3,711)	(58,134)	0	(58,134)	(83,461)
Impairment of goodwill	0	0	(1,919,000)	0	(1,919,000)	(1,919,000)
TOTAL OTHER INCOME (EXPENSE)	(25,174)	15,178	(1,989,024)	28,785	(1,826,243)	(1,851,417)
NET LOSS	(1,210,611)	(1,417,114)	(8,891,924)	(2,071,255)	(16,098,535)	(17,309,146)
OTHER COMPREHENSIVE GAIN (LOSS)
Net unrealized gain (loss) on marketable securities	576	(8,763)	20,815	(21,795)	(980)	(404)
COMPREHENSIVE LOSS	$ (1,210,035)	$ (1,425,877)	$ (8,871,109)	$ (2,093,050)	$ (16,099,515)	$ (17,309,550)
Net loss per share, basic and diluted (in dollars per share)	$ (0.10)	$ (0.14)	$ (0.85)	$ (0.21)
Weighted average number of shares, basic and diluted (in shares)	11,689,441	10,351,294	10,501,416	9,945,251